Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Overlay Shares Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Core Bond ETF
Class Name	Overlay Shares Core Bond ETF
Trading Symbol	OVB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovb. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Core Bond ETF	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Core Bond ETF outperformed the Bloomberg US Aggregate Bond Index, gaining 4.44% on an  NAV basis compared to 1.89% for the Index. The main driver of relative performance came from the Overlay, which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	4.44	0.04	1.77
Bloomberg US Aggregate Bond Index	1.89	-0.29	0.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovb for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $1,420,972 was determined to be return of capital.

Net Assets	$ 47,373,251
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 312,142
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$47,373,251
Number of Holdings	6
Net Advisory Fee	$312,142
Portfolio Turnover	8%
30-Day SEC Yield	3.36%
Distribution Yield	4.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovb
Overlay Shares Foreign Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Foreign Equity ETF
Class Name	Overlay Shares Foreign Equity ETF
Trading Symbol	OVF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovf. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Foreign Equity ETF	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Foreign Equity ETF underperformed the MSCI All Country World Index ex US, gaining 26.78% on an NAV basis compared to 27.35% for the Index. While the Fund’s Overlay strategy delivered a positive contribution to performance, the Fund’s lower weighting to Emerging Markets caused underperformance as the MSCI Emerging Markets Index gained 39.41% compared to only 22.06% for the MSCI EAFE Index. The Overlay performed above expectations, gaining 3.31% on a gross basis, despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	26.78	9.19	9.38
MSCI AC WORLD INDEX ex USA Net (USD)	27.35	9.37	11.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovf for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTION The Fund makes distributions of about 87.5bps monthly (10.5% annually). As of August 31, 2026, $2,846,013 was determined to be return of capital.
Net Assets	$ 61,265,855
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 268,956
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$61,265,855
Number of Holdings	8
Net Advisory Fee	$268,956
Portfolio Turnover	17%
30-Day SEC Yield	2.32%
Distribution Yield	10.45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	12.2%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	-12.0%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovf
Overlay Shares Hedged Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Large Cap Equity ETF
Class Name	Overlay Shares Hedged Large Cap Equity ETF
Trading Symbol	OVLH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovlh. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovlh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Hedged Large Cap Equity ETF	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 12.07% on an  NAV basis compared to 20.38% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	12.07	8.45	10.33
S&P 500 TR	20.38	12.79	14.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovlh for more recent performance information.
Net Assets	$ 108,821,071
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 766,945
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$108,821,071
Number of Holdings	8
Net Advisory Fee	$766,945
Portfolio Turnover	4%
30-Day SEC Yield	0.28%
Distribution Yield	0.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	97.8%
Purchased Options	2.3%
Cash & Other	-0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovlh
Overlay Shares Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Large Cap Equity ETF
Class Name	Overlay Shares Large Cap Equity ETF
Trading Symbol	OVL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovl. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Large Cap Equity ETF	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Large Cap Equity ETF outperformed the S&P 500 TR Index, gaining 23.21% on an NAV basis compared to 20.38% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	23.21	12.80	17.24
S&P 500 TR	20.38	12.79	16.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovl for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTION The Fund makes distributions of about 87.5bps monthly (10.5% annually). As of August 31, 2026, $15,479,825 was determined to be return of capital.
Net Assets	$ 431,471,123
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,683,230
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$431,471,123
Number of Holdings	6
Net Advisory Fee	$1,683,230
Portfolio Turnover	11%
30-Day SEC Yield	0.32%
Distribution Yield	10.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovl
Overlay Shares Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Municipal Bond ETF
Class Name	Overlay Shares Municipal Bond ETF
Trading Symbol	OVM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovm. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Municipal Bond ETF	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Municipal Bond ETF outperformed the Bloomberg Municipal Bond Index, gaining 6.99% on an NAV basis compared to 4.12% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	6.99	0.95	2.43
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	0.77
Bloomberg Municipal Bond Index	4.12	0.54	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovm for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $182,020 was determined to be return of capital.

Net Assets	$ 44,812,696
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 265,607
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$44,812,696
Number of Holdings	7
Net Advisory Fee	$265,607
Portfolio Turnover	8%
30-Day SEC Yield	3.12%
Distribution Yield	5.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	23.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	-22.8%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovm
Overlay Shares Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Short Term Bond ETF
Class Name	Overlay Shares Short Term Bond ETF
Trading Symbol	OVT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovt. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Short Term Bond ETF	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Short Term Bond ETF outperformed the Bloomberg US Corporate 1-5 Years Index, gaining 5.28% on an NAV basis compared to 2.80% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	5.28	2.71	2.94
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	-0.22
Bloomberg U.S. Corporate 1-5 years Index	2.80	2.40	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovt for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $699,791 was determined to be return of capital.

Net Assets	$ 60,652,003
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 416,862
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$60,652,003
Number of Holdings	7
Net Advisory Fee	$416,862
Portfolio Turnover	9%
30-Day SEC Yield	3.80%
Distribution Yield	6.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	18.6%
Purchased Options	0.1%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	-18.5%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovt
Overlay Shares Small Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Small Cap Equity ETF
Class Name	Overlay Shares Small Cap Equity ETF
Trading Symbol	OVS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovs. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Small Cap Equity ETF	$92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Small Cap Equity ETF outperformed the S&P 600 Small Cap TR Index, gaining 26.71% on an NAV basis compared to 24.08% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	26.71	6.91	11.81
S&P 500 TR	20.38	12.79	16.43
S&P SmallCap 600 TR	24.08	6.92	11.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/etfs/ovs for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTION The Fund makes distributions of about 87.5bps monthly (10.5% annually). As of August 31, 2026, $1,553,767 was determined to be return of capital.
Net Assets	$ 39,098,423
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 165,440
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$39,098,423
Number of Holdings	6
Net Advisory Fee	$165,440
Portfolio Turnover	6%
30-Day SEC Yield	0.39%
Distribution Yield	10.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovs
Institutional Class
Shareholder Report [Line Items]
Fund Name	Overlay Shares Enhanced Equity Fund
Class Name	Overlay Shares Enhanced Equity Fund
Trading Symbol	OVEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Enhanced Equity Fund for the period of July 10, 2026, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/mutual-funds/oveex. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/mutual-funds/oveex
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Overlay Shares Enhanced Equity Fund	$37	2.49%
[1],[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE? This Fund is new and has limited operation history. The inception date is July 10, 2026.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2026)
Overlay Shares Enhanced Equity Fund NAV	4.08
S&P 500 (TR)	1.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/mutual-funds/oveex for more recent performance information.
Net Assets	$ 20,370,000
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,037
Number of Holdings	2
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
Distribution Yield	0.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	141.9%
Cash & Other	-41.9%

Updated Prospectus Web Address	https://lsfunds.com/mutual-funds/oveex
Institutional Class
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Equity Fund
Class Name	Overlay Shares Hedged Equity Fund
Trading Symbol	OVHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Hedged Equity Fund for the period of July 10, 2026, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/mutual-funds/ovhex. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/mutual-funds/ovhex
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Overlay Shares Hedged Equity Fund	$37	2.49%
[3],[4]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE? This Fund is new and has limited operation history. The inception date is July 10, 2026.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2026)
Overlay Shares Hedged Equity Fund NAV	4.84
S&P 500 (TR)	1.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/mutual-funds/ovhex for more recent performance information.
Net Assets	$ 2,050
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,050
Number of Holdings	2
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
Distribution Yield	0.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	75.6%
Cash & Other	24.4%

Updated Prospectus Web Address	https://lsfunds.com/mutual-funds/ovhex

[1]
**	Annualized

[2]
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operations for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operations for the entire period of this report.